UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2009

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	October 8, 2009

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       46

Form 13F Information Table value total:       $109199



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
3M Company                 COM               604059105       210    2842SH       SOLE                 0       0   2842
Baxter International       COM              071813109        710   12451SH       SOLE                 0       0  12451
Becton, Dickinson and CompaCOM              075887109        618    8855SH       SOLE                 0       0   8855
Blackrock Invt Qlty Muni   COM              09247D105        190   13536SH       SOLE                 0       0  13536
BP ADR                     SPONSORED ADR    055622104        725   13629SH       SOLE                 0       0  13629
Canadian Nat'l Railway     COM               136375102       283    5778SH       SOLE                 0       0   5778
Caterpillar, Inc.          COM               149123101       382    7436SH       SOLE                 0       0   7436
Chevron Corporation        COM               166764100       671    9521SH       SOLE                 0       0   9521
Church & Dwight Co Inc     COM               171340102       622   10961SH       SOLE                 0       0  10961
Colgate-Palmolive Company  COM               194162103       787   10312SH       SOLE                 0       0  10312
Del Monte Foods Co         COM              24522P103        116   10000SH       SOLE                 0       0  10000
Dun & Bradstreet CorporatioCOM              26483E100        476    6321SH       SOLE                 0       0   6321
Eaton Vance                COM               278265103       218    7800SH       SOLE                 0       0   7800
Exxon Mobil Corporation    COM              30231G102       1774   25855SH       SOLE                 0       0  25855
Ford Motor Company         COM               345370860        73   10100SH       SOLE                 0       0  10100
H.J. Heinz Company         COM               423074103       693   17437SH       SOLE                 0       0  17437
Hewlett-Packard Company    COM               428236103       995   21075SH       SOLE                 0       0  21075
Int'l Business Machines    COM               459200101       912    7621SH       SOLE                 0       0   7621
iShares Lehman 1-3 Yr. TreaBARCLYS 1-3 YR    464287457      1229   14628SH       SOLE                 0       0  14628
iShares MSCI EAFE Index    MCSI EAFE IDX     464287465      7594  138879SH       SOLE                 0       0 138879
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT    464287234      4301  110550SH       SOLE                 0       0 110550
iShares S&P Global Telecom S&P GBL TELCM     464287275       545   10118SH       SOLE                 0       0  10118
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      2685   74284SH       SOLE                 0       0  74284
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      3372   78579SH       SOLE                 0       0  78579
L-3 Communications Hldgs   COM               502424104       476    5925SH       SOLE                 0       0   5925
Lab Corp of America        COM              50540R409        665   10121SH       SOLE                 0       0  10121
Netflix Inc                COM              64110L106        598   12943SH       SOLE                 0       0  12943
NIKE, Inc.                 COM               654106103       825   12754SH       SOLE                 0       0  12754
PG&E Corp                  COM              69331C108        359    8870SH       SOLE                 0       0   8870
Plum Creek Timber Co       COM               729251108      3428  111868SH       SOLE                 0       0 111868
Praxair, Inc.              COM              74005P104        710    8691SH       SOLE                 0       0   8691
Procter & Gamble Company   COM               742718109       219    3773SH       SOLE                 0       0   3773
Rovi Corporation           COM              779376102       1120   33331SH       SOLE                 0       0  33331
S&P 500 Equal Weighted     S&P 500 EQ TRD   78355W106        251    6738SH       SOLE                 0       0   6738
Schlumberger Limited       COM               806857108       716   12009SH       SOLE                 0       0  12009
Southern Company           COM               842587107       412   13022SH       SOLE                 0       0  13022
SPDR DJ Wilshire Lrg Cap   DJWS LARGE CAP   78464A854      20215  412888SH       SOLE                 0       0 412888
SPDR DJ Wilshire Mid Cap   DJWS MIDCAP      78464A847       6488  144365SH       SOLE                 0       0 144365
SPDR DJ Wilshire Small Cap DJWS SMALL CAP   78464A813       3348   66554SH       SOLE                 0       0  66554
SPDR DJ Wilshire Total Mkt DJWS TOTAL MKT   78464A805        291    3744SH       SOLE                 0       0   3744
Target Corporation         COM              87612E106        224    4800SH       SOLE                 0       0   4800
Teva Pharmaceutical ADR    ADR               881624209       618   12227SH       SOLE                 0       0  12227
Thermo Fisher Scientific   COM               883556102       728   16680SH       SOLE                 0       0  16680
Vanguard Total Bond Market TOTAL BND MRKT    921937835     36522  459397SH       SOLE                 0       0 459397
Verizon Communications, IncCOM              92343V104        250    8260SH       SOLE                 0       0   8260
Wal-Mart Stores, Inc.      COM               931142103       557   11345SH       SOLE                 0       0  11345